Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 4 – INVENTORIES

Inventories consist of the following:

	Successor
	As of	As of
	June 30, 2019	December 31, 2018
	(Unaudited)
New recreational vehicles	$81,867	$129,361
Pre-owned recreational vehicles	35,359	34,905
Parts, accessories and other	3,202	4,387
	120,428	168,653
Less: excess of current cost over LIFO	(1,881)	(1,275)
	$118,547	$167,378

NOTE 5 – INVENTORIES

Inventories consist of the following:

	Successor	Predecessor
	As of	As of
	December 31, 2018	December 31, 2017

New recreational vehicles	$129,361	$89,668
Pre-owned recreational vehicles	34,905	31,378
Parts, accessories and other	4,387	5,054
	168,653	126,100
Less: excess of current cost over LIFO	(1,275)	(11,930)
	$167,378	$114,170